Leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Less than 1 year	30,641	6,680
1 - 3 years	50,024	10,207
4 - 5 years	34,313	4,665
After 5 years	42,739	3,351
Total lease payments	157,717	24,903
Amounts representing interest	(24,583)	(3,526)
Present value of net lease payments	133,134	21,377
Current portion of lease obligations	(24,945)	(5,570)
Non-current portion of lease obligations	108,189	15,807